Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 579,550	₨ 480,403
Add : Additional provision, net	194,814	265,000
Less : Bad debts written off	(116,907)	(165,853)
Balance at the end of the year	₨ 657,457	₨ 579,550